UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)

Common Stocks 99.8%
British Virgin Islands 0.3%
Renesola Ltd.* (Cost $471,678)	132,447	1,536,817
Denmark 4.8%
A P Moller-Maersk AS (a)	959	9,710,673
Danske Bank AS	282,900	13,063,299

Novo Nordisk AS "B"	61,500	5,293,659

(Cost $24,851,911)		28,067,631
Finland 1.1%
Kemira Oyj (a) (Cost $3,797,632)	270,500	6,459,495
France 10.9%
Axa	233,946	9,929,826
BNP Paribas	103,186	11,592,735
Cap Gemini SA	99,454	6,331,675
Casino Guichard-Perrachon SA	34,202	2,979,431
France Telecom SA	318,461	8,848,446
Lafarge SA	42,798	6,554,985
PPR	64,900	9,576,200
Rhodia SA*	996,059	3,583,609
Societe Television Francaise 1	116,964	3,962,690

(Cost $53,997,835)		63,359,597
Germany 4.4%
Axel Springer AG	16,414	2,883,151
Bayerische Motoren Werke AG	98,767	6,053,889
GfK AG	72,600	3,428,701
Puma AG	13,627	4,969,995
Siemens AG (Registered) (a)	72,036	7,935,632

(Cost $22,534,982)		25,271,368
Ireland 4.6%
CRH PLC (b)	203	8,033
CRH PLC (b)	140,103	5,549,816
DCC PLC	144,708	4,574,341
Greencore Group PLC	861,200	4,680,968
Kerry Group PLC “A”	227,907	5,872,746
Paddy Power PLC	266,747	5,852,241

(Cost $23,106,160)		26,538,145
Italy 9.7%
Astaldi SpA	717,496	5,757,457
Banca Italease (a)	67,036	4,670,448
Eni SpA	529,700	17,090,464
Finmeccanica SpA	246,900	6,997,433
Impregilo SpA*	486,148	2,964,194
Societa Iniziative Autostradali e Servizi SpA	455,220	6,850,735
UniCredito Italiano SpA	1,276,200	11,858,272

(Cost $47,935,020)		56,189,003
Netherlands 14.4%
ABN AMRO Holding NV	287,332	9,246,256
Ballast Nedam NV	45	2,104
Buhrmann NV	239,700	3,590,876
Heineken NV	194,900	9,896,359
ING Groep NV	533,600	23,343,634
Koninklijke (Royal) Philips Electronics NV	152,400	5,953,372
Koninklijke BAM Groep NV	298,900	6,197,936
Koninklijke DSM NV	130,993	6,507,454
TNT NV	240,100	10,919,220
Wolters Kluwer NV	257,800	7,731,927

(Cost $69,131,391)		83,389,138

Norway 1.1%
EDB Business Partner ASA (Cost $5,870,841)	706,000	6,476,132
Sweden 12.4%
AB Lindex (a)	461,800	6,373,316
Autoliv, Inc. (SDR)	145,400	8,808,791
Concordia Maritime AB "B" (a)	2,310,200	17,351,743
Eniro AB	1,108,784	14,731,345
Swedish Match AB	1,149,000	20,337,671
Volvo AB "B"	55,900	4,121,148

(Cost $61,179,182)		71,724,014
Switzerland 5.7%
Credit Suisse Group (Registered)	80,011	5,676,261
Nestle SA (Registered)	50,467	18,516,064
Roche Holding AG (Genusschein)	45,933	8,659,569

(Cost $31,100,066)		32,851,894
United Kingdom 30.4%
Anglo American PLC	129,406	6,033,329
ARM Holdings PLC	3,714,898	8,869,777
BP PLC	2,364,647	24,980,814
Daily Mail & General Trust "A"	606,654	9,040,509
Dicom Group PLC	2,761,957	12,046,830
GlaxoSmithKline PLC	793,543	21,401,687
HSBC Holdings PLC	1,512,408	27,488,248
International Power PLC	617,272	4,369,232
Lloyds TSB Group PLC	892,540	10,238,073
Prudential PLC	363,862	4,921,435
Resolution PLC	604,929	7,760,097
Rexam PLC	577,477	6,131,332
Royal Bank of Scotland Group PLC	470,697	19,016,132
Spectris PLC	215,470	3,322,909
WPP Group PLC	728,002	10,710,197

(Cost $165,013,429)		176,330,601

Total Common Stocks (Cost $508,990,127)		578,193,835
Rights 0.0%
Italy
Banca Italease, Expiration Date 2/2/2007* (a) (Cost $46,161)	98,028	190,921
Securities Lending Collateral 3.8%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $21,964,742)	21,964,742	21,964,742
Cash Equivalents 0.4%
Cash Management QP Trust, 5.31% (e) (Cost $1,933,165)	1,933,165	1,933,165
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 532,934,195)	104.0	602,282,663
Other Assets and Liabilities, Net	(4.0)	(22,930,215)

Net Assets	100.0	579,352,448

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $20,903,531 which is 3.6% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
SDR: Swedish Depositary Receipt
At January 31, 2007, the DWS Europe Equity Fund had the following sector diversification:
		As a % of Common
Sector	Market Value ($)	Stocks
Financials	158,804,716	27.4%
Consumer Discretionary	96,647,623	16.7%
Industrials	73,050,450	12.6%
Consumer Staples	62,283,239	10.8%
Energy	59,423,021	10.3%
Materials	40,828,053	7.1%
Information Technology	38,584,140	6.7%
Health Care	35,354,915	6.1%
Telecommunication Services	8,848,446	1.5%
Utilities	4,369,232	0.8%
Total	578,193,835	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007